The Company You Keep®	New York Life Insurance Company 1 Rockwood Road Sleepy Hollow, NY 10591 Bus: 914-846-3408 E-Mail: Richard_Bowman@newyorklife.com www.newyorklife.com Richard P. Bowman Associate General Counsel

VIA EDGAR

May 3, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Annuity Separate Account – III
File Nos. 333-80535 and 811-08904

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and the Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 13, 2016 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 13, 2016.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3408.

Very truly yours,

/s/ Richard P. Bowman
Richard P. Bowman
Associate General Counsel